DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2022
DISCONTINUED OPERATIONS

34 DISCONTINUED OPERATIONS

34.1 Summary

There is one component that makes up discontinued operations as detailed in note 33.2.

		Year ended 31 March 2022	Year ended 31 March 2021
Profit (loss) from discontinued operation (attributable to the ordinary equity holders of the Company)	Notes	USD	USD
Solutions business	37.3	-	4,956,408
Profit (loss) from discontinued operations		-	4,956,408

34.2 Solutions business

On 15 May 2020, Diginex HK, together with Diginex Solutions Limited, sold the legal entities of Diginex Solutions (HK) Limited and Diginex USA LLC, together with the trademarks associated with the Diginex name, to a related party, Rhino Ventures Limited, an entity controlled by Miles Pelham, the founder of Diginex HK. The consideration of $6,000,000 was netted against the shareholder loan with Pelham Limited, also an entity controlled by Miles Pelham. In addition, Diginex HK agreed to fund the business for six months post the sale at a 25% discount to the projected costs. The assets and liabilities of Diginex Solutions (HK) Limited and Diginex USA LLC have not been disclosed as available for sale as they are deemed immaterial.

The gain on sale is calculated as below:

USD
Proceeds:
Shareholder loan settled	6,000,000
Total Proceeds	6,000,000
Costs:
Net costs incurred on behalf – note (a)	915,181
Cost of investment	11,274
Total Costs	926,455

Gain on sale	5,073,545

Note (a) – as part of the sale agreement, Diginex HK agreed to continue funding the Solutions Business for 6 months post sale. Subsequent to the agreement, a one-off payment was made to settle the liability at a 25% discount.

A summary of the discontinued gain (loss) and cash flow is below:

	Year ended 31 March	Year ended 31 March
	2022	2021
	USD	USD

Revenue	-	-
General and administrative expenses	-	(117,137)
Loss before tax	-	(117,137)
Income tax expense	-	-
Loss after income tax of discontinued operations	-	(117,137)
Gain on sale of Solutions business	-	5,073,545
Profit (loss) from discontinued operations	-	4,956,408
Adjustment for:
Net cash (inflow) outflow from operating activities – note (b)	-	(5,987,534)
Net (decrease) in cash generated from discontinued operations	-	(1,031,126)

Note (b) – For the year ended 31 March 2021, $5,987,534 is net of $6,000,000 proceeds less $12,466 related to shares issued to employees of the Solutions Business ($9,263 relates to the employee salary deferral scheme and $3,203 relate to costs incurred on behalf of Solutions per note (a) above). For the year ended 31 March 2020, $70,331 related to shares awarded as part of the salary deferral scheme to an employee of the Solutions Business.